Equity Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Investments [Abstract]
Condensed financial information of equity method investments

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2017	2018	2019*	2019
	RMB	RMB	RMB	US$
Operating data:
Revenues	171,335	220,656	37,987	5,456
Gross profit	101,424	140,701	25,874	3,717
Net income/(loss)	2,562	1,747	(21,583)	(3,100)
Net income/(loss) attributable to the equity method investees	2,562	577	(21,442)	(3,080)
PNM’s share of net income/(loss)	6,796	5,352	(3,968)	(570)

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The operating data here only included the data of Tianbo from January 1, 2019 to March 31, 2019.

	As of December 31,
	2018	2019*	2019
	RMB	RMB	US$
Balance sheet data:
Current assets	249,386	3,251	467
Non-current assets	20,428	17	2
Current liabilities	286,695	59,685	8,573

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The balance sheet data here did not include the data of Tianbo as of December 31, 2019.